Other Liabilities, Provisions and Commitments - Summary of Provisions and Other Non-current Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Provisions and other non-current liabilities [abstract]
Provisions	$ 11,067	$ 13,628
Taxes payable	355	337
Other	850	1,064
Total	$ 12,272	$ 15,029